Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
April 30, 2020 (Unaudited)
	Principal
	Amount	Value
Corporate Obligations ― 133.83%
Financial ― 132.29%
Allegiance Bancshares, Inc., 4.700% (3 Month LIBOR USD + 3.130%), 10/1/2029 (a)(b)	$1,750,000	$1,792,894
Ameris Bancorp, 4.250% (SOFR + 2.940%), 12/15/2029 (a)(b)	6,500,000	6,796,203
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (c)	1,500,000	1,514,891
Avidbank Holdings, Inc., 5.000% (SOFR + 3.595%), 12/30/2029 (a)(b)(c)	6,000,000	6,183,210
B. Riley Financial, Inc., 6.500%, 9/30/2026	11,946	244,893
Bank of Commerce Holdings, 6.875% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(c)	6,500,000	6,602,928
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (a)	9,000,000	9,604,811
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(c)(d)	5,000,000	5,271,239
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (a)(d)	7,500,000	7,977,205
Bar Harbor Bankshares, 4.625% (SOFR + 3.270%), 12/1/2029 (a)(b)	6,000,000	6,024,756
Beal Trust I, 5.396% (6 Month LIBOR USD + 3.625%), 7/30/2037 (a)(e)	5,000	4,250,000
Business Development Corp., of America 4.850%, 12/15/2024 (c)	2,000,000	1,762,366
Cadence BanCorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)(b)	750,000	761,823
Capital Bancorp, Inc., 6.950% (3 Month LIBOR USD + 5.337%), 12/1/2025 (a)(c)	2,500,000	2,540,589
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(b)(c)	5,000,000	5,271,036
Clear Blue Financial Holdings LLC, 7.000%, 4/15/2025 (c)	7,000,000	7,220,759
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(c)	4,500,000	4,708,146
Congressional Bancshares, Inc., 5.750% (SOFR + 4.390%), 12/1/2029 (a)(b)(c)	2,000,000	2,073,534
Cowen, Inc., 7.250%, 5/6/2024 (b)(c)	4,000,000	3,846,729
Customers Bancorp, Inc., 4.500%, 9/25/2024 (b)	1,750,000	1,829,178
Empire Bancorp, Inc., 7.375%, 12/17/2025 (c)	3,000,000	3,131,525
FedNat Holding Co., 7.500%, 3/15/2029 (b)	5,000,000	5,035,500
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)(b)(d)	12,000,000	12,697,622
Fidelity Federal Bancorp, 6.000% (SOFR + 4.650%), 11/1/2029 (a)(b)(c)	2,000,000	2,115,961
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (a)	2,000,000	1,992,299
First Business Financial Services, Inc., 5.500% (3 Month LIBOR USD + 4.070%), 8/15/2029 (a)(b)(c)(d)	11,000,000	11,275,442
First Horizon Bank, 5.750%, 5/1/2030	2,000,000	2,005,206
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (a)	297,112	6,794,951
First Midwest Capital Trust I, 6.950%, 12/1/2033	1,761,000	1,849,050
First National of Nebraska, Inc., 4.375% (3 Month LIBOR USD + 1.600%), 10/1/2028 (a)(c)	1,500,000	1,557,079
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(c)	2,250,000	2,195,336
First Priority Bank, 7.000%, 11/30/2025 (c)	3,000,000	3,093,418
First Southwest Corp., 6.350% (3 Month LIBOR USD + 4.080%), 6/1/2029 (a)(c)(d)	7,000,000	7,457,535
Franklin Financial Network, Inc., 7.000% (3 Month LIBOR USD + 6.040%), 7/1/2026 (a)	2,000,000	2,064,576
Hallmark Financial Services, Inc., 6.250%, 8/15/2029	7,382,000	7,160,540
Hanmi Financial Corp., 5.450% (3 Month LIBOR USD + 3.315%), 3/30/2027 (a)(d)	3,500,000	3,541,554
Independent Bank Corp., 4.750% (3 Month LIBOR USD + 2.190%), 3/15/2029 (a)(c)	2,000,000	2,129,652
Investar Holding Corp., 5.125% (3 Month LIBOR USD + 3.490%), 12/30/2029 (a)(c)(d)	4,000,000	4,199,639
Jeff Davis Bancshares, Inc., 6.750% (3 Month LIBOR USD + 4.690%), 1/15/2027 (a)(b)(c)	3,000,000	3,124,514
Kingstone Cos, Inc., 5.500%, 12/30/2022 (b)	2,995,000	3,154,062
Level One Bancorp, Inc., 4.750% (SOFR + 3.110%), 12/18/2029 (a)(c)	2,000,000	2,086,722
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)(c)	5,000,000	5,231,494
Luther Burbank Corp., 6.500%, 9/30/2024 (b)(c)	9,500,000	10,328,253
Meridian Corp., 5.375% (SOFR + 3.950%), 12/30/2029 (a)(b)(c)	4,000,000	3,999,856
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (c)(d)	5,000,000	5,334,611
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(c)	7,000,000	7,342,573
NexBank Capital, Inc., 5.500% (3 Month LIBOR USD + 4.355%), 3/16/2026 (a)(b)(c)	1,000,000	1,018,648
Northern Bancorp, Inc., 4.750% (SOFR + 3.275%), 12/30/2029 (a)(c)	4,000,000	3,800,000
Northpointe Bancshares, Inc., 6.000% (SOFR + 4.905%), 9/30/2029 (a)(b)(c)	4,000,000	3,931,506
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (c)	2,600,000	2,715,176
Reliant Bancorp, Inc., 5.125% (SOFR + 3.765%), 12/15/2029 (a)(b)	4,000,000	4,022,770
Sandy Spring Bancorp, Inc., 4.250% (3 Month LIBOR USD + 2.620%), 11/15/2029 (a)(b)	2,500,000	2,426,709
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (a)	250,000	246,631
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(c)	3,800,000	3,968,038

SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)(c)	4,000,000	4,063,344
Southside Bancshares, Inc., 5.500% (3 Month LIBOR USD + 4.297%), 9/30/2026 (a)(b)	2,500,000	2,585,859
Sterling Bancorp, Inc., 7.000% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(c)	2,700,000	2,772,503
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)(c)	4,000,000	4,230,927
Towne Bank, 4.500% (3 Month LIBOR USD + 2.550%), 7/30/2027 (a)(b)	4,050,000	4,190,819
Tri-County Financial Group, Inc., 7.000% (3 Month LIBOR USD + 5.862%), 10/15/2026 (a)	3,000,000	3,116,408
Trinitas Capital Management LLC, 7.750%, 6/15/2023 (b)(c)	2,250,000	2,371,696
Trinity Capital, Inc., 7.000%, 1/16/2025 (c)	80,000	2,090,000
Triumph Bancorp, Inc., 4.875% (3 Month LIBOR USD + 3.330%), 11/27/2029 (a)(b)	8,000,000	8,205,448
United Insurance Holdings Corp., 6.250%, 12/15/2027 (b)	4,500,000	4,231,697
Veritex Holdings, Inc., 4.750% (SOFR + 3.470%), 11/15/2029 (a)(b)	1,750,000	1,796,305
Volunteer State Bancshares, Inc., 5.750% (SOFR + 4.365%), 11/15/2029 (a)(b)(c)	2,000,000	1,916,292
White River Bancshares Co., 5.875% (SOFR + 4.420%), 12/31/2029 (a)(c)	5,000,000	5,262,624
Wintrust Financial Corp., 4.850%, 6/6/2029	5,000,000	5,189,158
WT Holdings, Inc., 7.000%, 4/30/2023 (b)(c)	2,700,000	2,755,323
		284,084,041
Real Estate Investment Trust ― 1.54%
Ready Capital Corp., 6.200%, 7/30/2026	200,000	3,310,000
TOTAL CORPORATE OBLIGATIONS (Cost ― $285,315,410)		287,394,041

Preferred Stocks ― 5.26%	Shares
Financial ― 5.26%
First Citizens BancShares, Inc.	240,000	6,045,600
Queensborough Co.	4,524	4,297,800
TriState Capital Holdings, Inc.	37,374	947,431
TOTAL PREFERRED STOCKS (Cost ― $11,290,080)		11,290,831

Short-Term Investments ― 3.24%
Money Market Funds ― 3.24%
Fidelity Institutional Money Market Government Portfolio, Institutional Class, 0.160% (f)	6,951,890	6,951,890
TOTAL SHORT-TERM INVESTMENTS (Cost ― $6,951,890)		6,951,890
TOTAL INVESTMENTS ― 142.33% (Cost ― $303,557,380)		305,636,762
Liabilities in Excess of Other Assets ― (42.33%)		(90,897,196)
NET ASSETS ― 100.00%		$214,739,566

LIBOR	London Inter-Bank Offered Rate
SOFR	Secured Overnight Financing Rate

(a)
Variable or Floating Rate Security based on a reference index and spread. Certain securities are fixed to variable and are currently in the fixed phase. Rate disclosed is the rate in effect as of April 30, 2020.

(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At April 30, 2020, the value of securities pledged amounted to $139,289,410.
(c)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At April 30, 2020, the value of these securities amounted to $162,495,114 or 75.67% of net assets.

(d)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At April 30, 2020, the value of securities pledged amounted to $45,297,109.
(e)	As of April 30, 2020, the Fund has fair valued these securities. The value of these securities amounted to $4,250,000 or 1.98% of net assets.
(f)	Rate disclosed is the seven day yield as of April 30, 2020.

Angel Oak Financial Strategies Income Term Trust
Schedule of Open Reverse Repurchase Agreements
April 30, 2020 (Unaudited)
	Interest	Trade	Maturity	Net Closing
Counterparty	Rate	Date	Date	Amount	Face Value
Lucid Management and Capital Partners LP	3.094%	4/16/2020	5/14/2020	$60,678,037	$60,531,000
					$60,531,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments based on the best information available).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, collateralized loan obligations, corporate obligations and trust preferred securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund’s valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of Angel Oak Capital Advisors, LLC (the“Adviser”) the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Adviser’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2020:

Assets	Level 1	Level 2	Level 3	Total
Corporate Obligations	$-	$283,144,041	$4,250,000	$287,394,041
Preferred Stocks	6,993,031	4,297,800	-	11,290,831
Short-Term Investments	6,951,890	-	-	6,951,890
Total	13,944,921	287,441,841	4,250,000	305,636,762
Other Financial Instruments*
Liabilities
Reverse Repurchase Agreements	$-	$60,531,000	$-	$60,531,000

*Other financial instruments are derivative instruments, such as reverse repurchase agreements.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended April 30, 2020, the Fund recognized $6,099,050 of transfers from Level 2 to Level 3. There were no transfers to or from Level 1. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/2020	Discounts/Premiums	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 04/30/20
Corporate Obligations	$ -	$ -	$ -	$ -	$ -	$ -	$ 4,250,000	$ -	$ 4,250,000

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments held at April 30, 2020, is $0.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 04/30/20	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Corporate Obligations	$ 4,250,000	Model Valuation	Fundamentals, external credit rating, and internal BankSURF ratings	$850.00

*Table presents information for one security, which is valued at $850.00 as of April 30, 2020.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price.  Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund’s seek to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under the reverse repurchase agreement.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity is as follows:

Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations	$ -	$ 60,531,000	$ -	$ -	$ 60,531,000
	$ -	$ 60,531,000	$ -	$ -	$ 60,531,000